Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Core ETF
March 31, 2024
LGE-NPRT3-0324
1.9910055.100
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	469,322	8,260,067
Verizon Communications, Inc.	446,518	18,735,895
		26,995,962
Entertainment - 2.1%
Electronic Arts, Inc.	100,955	13,393,700
Netflix, Inc. (a)	22,569	13,706,831
Playtika Holding Corp.	52,433	369,653
Spotify Technology SA (a)	40,355	10,649,685
The Walt Disney Co.	117,602	14,389,781
		52,509,650
Interactive Media & Services - 7.1%
Alphabet, Inc.:
Class A (a)	325,678	49,154,581
Class C (a)	356,292	54,249,020
Meta Platforms, Inc. Class A	147,550	71,647,329
		175,050,930
Media - 0.5%
Comcast Corp. Class A	279,079	12,098,075
TOTAL COMMUNICATION SERVICES		266,654,617
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 1.2%
Ford Motor Co.	1,228,194	16,310,416
Tesla, Inc. (a)	82,705	14,538,712
		30,849,128
Broadline Retail - 4.4%
Amazon.com, Inc. (a)	570,931	102,984,534
eBay, Inc.	86,749	4,578,612
		107,563,146
Diversified Consumer Services - 0.2%
Duolingo, Inc. (a)	24,601	5,426,489
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	430	1,559,988
Chipotle Mexican Grill, Inc. (a)	6,167	17,926,051
International Game Technology PLC	292,324	6,603,599
McDonald's Corp.	52,058	14,677,753
Starbucks Corp.	38,511	3,519,520
		44,286,911
Household Durables - 0.3%
Lennar Corp. Class A	4,002	688,264
NVR, Inc. (a)	314	2,543,387
Toll Brothers, Inc.	25,481	3,296,477
		6,528,128
Specialty Retail - 1.9%
The Home Depot, Inc.	88,225	33,843,110
TJX Companies, Inc.	61,920	6,279,926
Ulta Beauty, Inc. (a)	11,760	6,149,069
		46,272,105
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	10	1,438
NIKE, Inc. Class B	14	1,316
Tapestry, Inc.	193,301	9,177,931
		9,180,685
TOTAL CONSUMER DISCRETIONARY		250,106,592
CONSUMER STAPLES - 4.7%
Beverages - 0.8%
Molson Coors Beverage Co. Class B	84,179	5,661,038
PepsiCo, Inc.	6,064	1,061,261
The Coca-Cola Co.	199,673	12,215,994
		18,938,293
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	27,895	20,436,714
Sysco Corp.	70,106	5,691,205
Walmart, Inc.	339,431	20,423,563
		46,551,482
Food Products - 0.6%
Archer Daniels Midland Co.	120,672	7,579,408
Seaboard Corp.	399	1,286,344
The Kraft Heinz Co.	180,284	6,652,480
		15,518,232
Household Products - 1.4%
Colgate-Palmolive Co.	90,718	8,169,156
Kimberly-Clark Corp.	78	10,089
Procter & Gamble Co.	159,763	25,921,547
		34,100,792
TOTAL CONSUMER STAPLES		115,108,799
ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	96,738	3,240,723
Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	18,837	2,971,348
ConocoPhillips Co.	107,416	13,671,908
Coterra Energy, Inc.	51,191	1,427,205
Devon Energy Corp.	283,428	14,222,417
EOG Resources, Inc.	135,799	17,360,544
Exxon Mobil Corp.	105,624	12,277,734
Marathon Petroleum Corp.	23,143	4,663,315
Occidental Petroleum Corp. warrants 8/3/27 (a)	4,716	203,260
Pioneer Natural Resources Co.	2,975	780,938
		67,578,669
TOTAL ENERGY		70,819,392
FINANCIALS - 13.4%
Banks - 3.0%
Bank of America Corp.	724,176	27,460,754
JPMorgan Chase & Co.	226,281	45,324,084
		72,784,838
Capital Markets - 1.3%
Ameriprise Financial, Inc.	6,812	2,986,653
CME Group, Inc.	74,410	16,019,729
Goldman Sachs Group, Inc.	27,076	11,309,374
LPL Financial	24	6,341
S&P Global, Inc.	3	1,276
Tradeweb Markets, Inc. Class A	16,029	1,669,741
		31,993,114
Consumer Finance - 0.8%
American Express Co.	90,623	20,633,951
Financial Services - 5.8%
Berkshire Hathaway, Inc. Class B (a)	128,980	54,238,670
Block, Inc. Class A (a)	160,327	13,560,458
MasterCard, Inc. Class A	72,101	34,721,679
PayPal Holdings, Inc. (a)	261,555	17,521,569
Visa, Inc. Class A	79,875	22,291,515
		142,333,891
Insurance - 2.5%
Aon PLC	19,009	6,343,683
Brown & Brown, Inc.	6,300	551,502
Hartford Financial Services Group, Inc.	2	206
Marsh & McLennan Companies, Inc.	7,459	1,536,405
MetLife, Inc.	142,755	10,579,573
Progressive Corp.	94,434	19,530,840
Selective Insurance Group, Inc.	34,463	3,762,326
The Travelers Companies, Inc.	60,060	13,822,208
Unum Group	90,994	4,882,738
		61,009,481
TOTAL FINANCIALS		328,755,275
HEALTH CARE - 13.4%
Biotechnology - 2.3%
AbbVie, Inc.	37,812	6,885,565
Alkermes PLC (a)	125	3,384
Amgen, Inc.	16,932	4,814,106
Exelixis, Inc. (a)	385,160	9,139,847
Gilead Sciences, Inc.	231,359	16,947,047
Incyte Corp. (a)	215,118	12,255,272
United Therapeutics Corp. (a)	26,503	6,088,269
		56,133,490
Health Care Equipment & Supplies - 2.1%
Becton, Dickinson & Co.	46,903	11,606,147
Edwards Lifesciences Corp. (a)	47,695	4,557,734
GE Healthcare Technologies, Inc.	37,285	3,389,579
Hologic, Inc. (a)	165,782	12,924,365
IDEXX Laboratories, Inc. (a)	23,373	12,619,784
Lantheus Holdings, Inc. (a)	115,902	7,213,740
		52,311,349
Health Care Providers & Services - 3.9%
Centene Corp. (a)	181,569	14,249,535
Cigna Group	28,018	10,175,857
CVS Health Corp.	182,678	14,570,397
Elevance Health, Inc.	36,386	18,867,596
Humana, Inc.	5,192	1,800,170
UnitedHealth Group, Inc.	75,021	37,112,889
		96,776,444
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	51,513	11,935,047
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	40,522	5,896,356
Thermo Fisher Scientific, Inc.	305	177,269
		6,073,625
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	347,398	18,839,394
Eli Lilly & Co.	27,018	21,018,923
Jazz Pharmaceuticals PLC (a)	35,810	4,312,240
Johnson & Johnson	64,387	10,185,380
Merck & Co., Inc.	237,469	31,334,035
Pfizer, Inc.	735,094	20,398,859
		106,088,831
TOTAL HEALTH CARE		329,318,786
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	39,477	17,956,903
Northrop Grumman Corp.	14,285	6,837,658
Textron, Inc.	150,715	14,458,090
The Boeing Co. (a)	50,069	9,662,816
		48,915,467
Commercial Services & Supplies - 1.3%
Cintas Corp.	25,043	17,205,292
Republic Services, Inc.	80,801	15,468,543
		32,673,835
Construction & Engineering - 0.3%
AECOM	44,827	4,396,632
EMCOR Group, Inc.	10,380	3,635,076
Valmont Industries, Inc.	1,077	245,858
		8,277,566
Electrical Equipment - 1.1%
AMETEK, Inc.	77,631	14,198,710
Eaton Corp. PLC	11,814	3,694,002
Emerson Electric Co.	84,584	9,593,517
EnerSys	6,492	613,234
		28,099,463
Ground Transportation - 2.7%
CSX Corp.	446,630	16,556,574
Norfolk Southern Corp.	11	2,804
Old Dominion Freight Lines, Inc.	34,836	7,639,883
Uber Technologies, Inc. (a)	264,848	20,390,648
Union Pacific Corp.	82,790	20,360,545
		64,950,454
Industrial Conglomerates - 0.7%
3M Co.	155,230	16,465,246
Machinery - 2.0%
Allison Transmission Holdings, Inc.	15,461	1,254,815
Caterpillar, Inc.	65,157	23,875,480
Deere & Co.	14,571	5,984,893
PACCAR, Inc.	137,427	17,025,831
		48,141,019
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	188,846	2,898,786
United Airlines Holdings, Inc. (a)	49	2,346
		2,901,132
Professional Services - 0.6%
CACI International, Inc. Class A (a)	6,250	2,367,688
SS&C Technologies Holdings, Inc.	180,461	11,616,275
		13,983,963
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	2	2,035
TOTAL INDUSTRIALS		264,410,180
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 0.0%
Cisco Systems, Inc.	19,342	965,359
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	122,125	14,087,119
IT Services - 0.1%
Accenture PLC Class A	977	338,638
Squarespace, Inc. Class A (a)	33,459	1,219,246
Twilio, Inc. Class A (a)	9,416	575,788
Wix.com Ltd. (a)	492	67,640
		2,201,312
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc. (a)	23,032	4,157,046
Applied Materials, Inc.	106,889	22,043,718
Broadcom, Inc.	33,667	44,622,578
Cirrus Logic, Inc. (a)	65,317	6,045,742
Intel Corp.	516,859	22,829,662
KLA Corp.	8,850	6,182,345
Lam Research Corp.	111	107,844
NVIDIA Corp.	149,636	135,205,104
Qorvo, Inc. (a)	44,932	5,159,542
Qualcomm, Inc.	136,696	23,142,633
		269,496,214
Software - 10.8%
Adobe, Inc. (a)	47,798	24,118,871
Cadence Design Systems, Inc. (a)	12,274	3,820,651
DocuSign, Inc. (a)	121,144	7,214,125
Dropbox, Inc. Class A (a)	215,107	5,227,100
Microsoft Corp.	405,671	170,673,902
Pegasystems, Inc.	35,062	2,266,408
RingCentral, Inc. (a)	45,726	1,588,521
Salesforce, Inc.	92,108	27,741,087
Teradata Corp. (a)	316,884	12,253,904
Zoom Video Communications, Inc. Class A (a)	179,633	11,742,609
		266,647,178
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	761,199	130,530,405
NetApp, Inc.	47,104	4,944,507
		135,474,912
TOTAL INFORMATION TECHNOLOGY		688,872,094
MATERIALS - 3.0%
Chemicals - 1.6%
Eastman Chemical Co.	84,114	8,429,905
Ecolab, Inc.	67,019	15,474,687
Linde PLC	13,590	6,310,109
Sherwin-Williams Co.	24,368	8,463,737
		38,678,438
Construction Materials - 0.5%
Vulcan Materials Co.	47,012	12,830,515
Metals & Mining - 0.9%
Nucor Corp.	79,200	15,673,680
Steel Dynamics, Inc.	38,783	5,748,804
		21,422,484
TOTAL MATERIALS		72,931,437
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Crown Castle, Inc.	132,724	14,046,181
Federal Realty Investment Trust (SBI)	18	1,838
Invitation Homes, Inc.	29,254	1,041,735
Public Storage	20,505	5,947,680
Ryman Hospitality Properties, Inc.	2,348	271,452
		21,308,886
UTILITIES - 0.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.	252,891	16,162,264
Xcel Energy, Inc.	75,277	4,046,139
		20,208,403
Gas Utilities - 0.0%
UGI Corp.	12	294
Multi-Utilities - 0.0%
Black Hills Corp.	32	1,747
TOTAL UTILITIES		20,210,444
TOTAL COMMON STOCKS (Cost $1,694,179,385)		2,428,496,502

U.S. Treasury Obligations - 0.1%
	Principal Amount (b)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.31% 5/30/24 to 6/6/24 (c) (Cost $3,218,973)	3,250,000	3,219,054

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $22,035,163)	22,030,757	22,035,163

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,719,433,521)	2,453,750,719
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,443,643
NET ASSETS - 100.0%	2,455,194,362

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	84	Jun 2024	22,295,700	452,596	452,596

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,010,243.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	70,527,060	523,558,629	572,050,526	754,234	-	-	22,035,163	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,387,050	23,329,629	24,716,679	802	-	-	-	0.0%
Total	71,914,110	546,888,258	596,767,205	755,036	-	-	22,035,163

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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